PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Unfunded Pension - Components of pension benefit cost (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		Rp 1,449	Rp 1,176	Rp 1,600
Defined benefit plan actuarial gain (loss) - net of tax	$ 256	3,596	2,109	(4,820)
Periodic pension benefit cost
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		804	840	1,120
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Service costs		28	29	54
Net interest cost		89	134	144
Net periodic pension benefit cost		117	163	198
Experience adjustments		(32)	12	27
Changes in demographic assumptions		(99)	37	(21)
Changes in financial assumptions		42	45	(143)
Defined benefit plan actuarial gain (loss) - net of tax		Rp (89)	Rp 94	Rp (137)
The company | Unfunded Pension | Minimum
Disclosure of defined benefit plans [line items]
Discount rate	5.25%	5.25%	6.50%	8.00%
Rate of compensation increases	6.10%	6.10%	6.10%	6.10%
The company | Unfunded Pension | Maximum
Disclosure of defined benefit plans [line items]
Discount rate	6.50%	6.50%	7.25%	8.25%
Rate of compensation increases	8.00%	8.00%	8.00%	8.00%